Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 183	$ (485)
Reversal of amortization items Prior service cost	1	(72)
Total recognized in other comprehensive (income) loss (pretax)	184	(557)
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(1,826)
Reversal of amortization items Prior service cost	89	57
Total recognized in other comprehensive (income) loss (pretax)	$ (1,737)	$ 57